Accrued and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities
5.	ACCRUED AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
Accrued compensation costs	$2,585	$1,355
Accrual for insurance financing	—	2,062
Accrual for deferred financing fees	936	—
Accrued professional fees and consultants	484	585
Accrued logistics costs	1,424	3,015
Product related accruals	1,042	1,631
Sales tax payable	707	641
Sales return reserve	322	550
Accrued recall liability	1,512	90
Note payable (see note 11)	—	195
All other accruals	696	756

Accrued and other current liabilities	$9,708	$10,880

The Company sponsors, through its professional employer organization provider, a 401(k) defined contribution plan covering all eligible US employees. Contributions to the 401(k) plan are discretionary. Currently, the Company does not match or make any contributions to the 401(k) plan.

8.	ACCRUED AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Accrued compensation costs	$250	$2,585
Accrual for deferred financing fees	205	936
Accrued professional fees and consultants	444	484
Accrued logistics costs	2,017	1,424
Product related accruals	565	1,042
Sales tax payable	405	707
Sales return reserve	244	322
Accrued recall liability	—	1,512
All other accruals	564	696

Accrued and other current liabilities	$4,694	$9,708

The Company sponsors, through its professional employer organization provider, a 401(k) defined contribution plan covering all eligible US employees. Contributions to the 401(k) plan are discretionary. Currently, the Company does not match nor make any contributions to the 401(k) plan.

Recall

In April 2018, the Company retained outside counsel to assist it in evaluating a safety issue related to certain hair dryers that it imported and sold through its subsidiaries between 2014 and 2018 (the “Xtava Allure Hair Dryer”). The Company had received communications directly from consumers and identified online reviews of overheating or fires associated with these hair dryers. The Company sold approximately 170,000 net units from the introduction of the product in 2015 through its discontinuance in the first quarter of 2018 totaling approximately $6.2 million in net revenue.

In May 2018 the Company’s board of directors approved a voluntary recall of the Xtava Allure Hair Dryer. In June 2018, the Company filed an application for a voluntary recall with the US Consumer Product Safety Commission (“CPSC”) pursuant to Section 15(b) of the Consumer Product Safety Act (“CPSA”). The Company has received approval from the CPSC to provide consumers with replacement units and publicly announced the recall on August 15, 2018. The Company estimates it will incur approximately $1.6 million in costs related to the recall for procurement, manufacturing, fulfillment and delivery to consumers who apply and qualify for the recall costs. The Company also estimates it will incur legal and other expenses of approximately $0.4 million related to the recall which will be expensed as incurred. The Company has also incurred and settled all but one consumer legal matter related to Xtava Allure Hair Dryer for insignificant amounts. The Company believes the remaining legal matter will be settled for an insignificant amount. As of December 31, 2018, the remaining recall liability is $1.5 million.

Pursuant to the CPSC and the guidelines set forth by the CPSA, a company may be subject to a late reporting investigation when a recall is announced. If a company is deemed to be a late reporter upon investigation by the CPSC, it may be subject to penalties. The Company believes it is likely that the CPSC will launch a discovery process to understand if a late reporting penalty is warranted. The investigation would evaluate a number of statutory and regulatory factors in determining a penalty amount, such as the severity of the risk of injury, the occurrence or absence of injury, the appropriateness of such penalty in relation to the size of the business and other factors. As of the date of issuance of this report, the Company believes it has met all the appropriate reporting requirements. If the Company is determined to have violated the reporting guidelines a penalty may be material to the consolidated financial statements. If CPSC seeks significant civil penalties for late reporting, the Company intends to vigorously defend itself. As of the date of the issuance of these financial statements the Company cannot reasonably estimate what, if any, penalties for potential late reporting may be levied.